Lease (Details) - Schedule of Supplemental Balance Sheet Information Related to Leases	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)
Operating lease:
Operating lease right-of-use assets	$ 508,848	$ 65,021	$ 272,561
Current operating lease obligation	271,286	34,665	272,561
Noncurrent operating lease obligation	237,562	30,356
Total operating lease obligation	$ 508,848	$ 65,021	$ 272,561
Weighted average remaining lease term (in years):
Operating lease	1 year 11 months 1 day	1 year 11 months 1 day	11 months 1 day
Weighted average discount rate:
Operating lease	5.90%	5.90%	5.00%